SEGMENT INFORMATION - Geographical information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
SEGMENT INFORMATION
Revenue	$ 46,853,369	$ 160,308,979	$ 133,491,118	$ 41,027,474
Total non-current assets	113,357,090	113,255,689	81,272,518	115,013,046
Argentina
SEGMENT INFORMATION
Revenue	41,292,402	124,011,642	106,077,922	37,815,878
Total non-current assets	111,743,378	106,056,232	77,860,852	113,739,634
Austria
SEGMENT INFORMATION
Revenue	8,400	899,045	470,849	319,237
Bolivia
SEGMENT INFORMATION
Revenue		2,494,216	2,090,758	300,084
Total non-current assets	22,876	27,487	39,857	25,325
Brazil
SEGMENT INFORMATION
Revenue	275,545	17,338,608	9,450,496	862,155
Total non-current assets	347,649	305,477	340,144	188,627
CHINA
SEGMENT INFORMATION
Revenue	193,911
Libano
SEGMENT INFORMATION
Revenue	262,428		376,862
Revenue		(115,927)
United States of America
SEGMENT INFORMATION
Revenue	380,310	2,562,376	1,395,438	16,737
Total non-current assets	631,063	6,136,461	2,411,673	495,187
Italia
SEGMENT INFORMATION
Revenue		132,206	10,879	80,512
Paraguay
SEGMENT INFORMATION
Revenue	1,052,088	2,506,348	5,584,861	590,176
Total non-current assets	589,418	722,914	605,491	538,831
United Kingdom
SEGMENT INFORMATION
Revenue	129,297	137,044	387,859	220,640
South Africa
SEGMENT INFORMATION
Revenue	1,931,908	3,019,474	3,711,852	8,369
Total non-current assets	22,706	7,080	14,423	25,442
France
SEGMENT INFORMATION
Revenue		711,522	270,878
Canada
SEGMENT INFORMATION
Revenue			3,553
Ukraine
SEGMENT INFORMATION
Revenue	822,976	611,993	344,401	145,433
Uruguay
SEGMENT INFORMATION
Revenue	447,248	4,684,854	3,197,974	667,237
India
SEGMENT INFORMATION
Total non-current assets		38	78
Rest of the world
SEGMENT INFORMATION
Revenue	$ 56,856	$ 1,315,578	$ 116,536	$ 1,016